Employee benefits: variable compensation - Effect on income statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement Compensation Items [Table]
Variable compensation for the current year	$ 7,954	$ 8,280	$ 7,520
Variable compensation deferred to the next and following years	5,731	5,238	4,524
Variable compensation related to share-based compensation	703	651	686
Variable compensation related to share-based compensation - performance awards	480	435	517
Variable compensation related to share-based compensation - other variable compensation	56	59	50
Variable compensation related to share-based compensation - financial advisor variable compensation	166	157	119
Variable compensation related to share-based compensation recognized within other personnel expenses categories	88	85	100
Salaries related to share-based compensation	4	5	4
Social security related to share-based compensation	61	64	54
Personnel expenses related to share-based compensation - Equity Plus Plan	23	16	42
Personnel expenses related to share-based equity-settled compensation excluding social security	716	643	691
Personnel expenses related to share-based equity-settled compensation excluding social security, before FX effect	716	641	691
Related to performance year
Income Statement Compensation Items [Table]
Variable compensation for the current year	6,608	7,155	6,012
Variable compensation deferred to the next and following years	2,131	2,109	1,760
Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation for the current year	1,346	1,125	1,508
Variable compensation deferred to the next and following years	3,599	3,129	2,764
Variable compensation - performance awards
Income Statement Compensation Items [Table]
Variable compensation for the current year	3,205	3,190	3,209
Variable compensation deferred to the next and following years	1,359	1,421	1,044
Variable compensation - performance awards | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation for the current year	2,640	2,788	2,508
Variable compensation deferred to the next and following years	605	797	756
Variable compensation - performance awards | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation for the current year	566	402	701
Variable compensation deferred to the next and following years	754	624	288
Non-deferred cash
Income Statement Compensation Items [Table]
Variable compensation for the current year	2,260	2,373	2,141
Variable compensation deferred to the next and following years	0	0	0
Non-deferred cash | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation for the current year	2,276	2,383	2,167
Variable compensation deferred to the next and following years	0	0	0
Non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation for the current year	(16)	(10)	(26)
Variable compensation deferred to the next and following years	0	0	0
Deferred compensation awards
Income Statement Compensation Items [Table]
Variable compensation for the current year	945	817	1,068
Variable compensation deferred to the next and following years	1,359	1,421	1,044
Deferred compensation awards | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation for the current year	364	405	341
Variable compensation deferred to the next and following years	605	797	756
Deferred compensation awards | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation for the current year	581	412	727
Variable compensation deferred to the next and following years	754	624	288
of which: Equity Ownership Plan
Income Statement Compensation Items [Table]
Variable compensation for the current year	437	363	463
Variable compensation deferred to the next and following years	560	577	376
of which: Equity Ownership Plan | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation for the current year	202	183	137
Variable compensation deferred to the next and following years	310	393	306
of which: Equity Ownership Plan | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation for the current year	235	180	327
Variable compensation deferred to the next and following years	250	184	69
of which: Deferred Contingent Capital Plan
Income Statement Compensation Items [Table]
Variable compensation for the current year	349	297	463
Variable compensation deferred to the next and following years	654	628	476
of which: Deferred Contingent Capital Plan | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation for the current year	129	140	112
Variable compensation deferred to the next and following years	245	299	280
of which: Deferred Contingent Capital Plan | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation for the current year	219	158	351
Variable compensation deferred to the next and following years	408	329	196
of which: Long Term Incentive Plan
Income Statement Compensation Items [Table]
Variable compensation for the current year	43	73	54
Variable compensation deferred to the next and following years	71	83	61
of which: Long Term Incentive Plan | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation for the current year	11	54	42
Variable compensation deferred to the next and following years	30	50	50
of which: Long Term Incentive Plan | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation for the current year	32	19	11
Variable compensation deferred to the next and following years	42	33	10
of which: Fund Ownership Plan
Income Statement Compensation Items [Table]
Variable compensation for the current year	116	84	88
Variable compensation deferred to the next and following years	74	133	132
of which: Fund Ownership Plan | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation for the current year	21	29	49
Variable compensation deferred to the next and following years	20	56	120
of which: Fund Ownership Plan | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation for the current year	95	56	39
Variable compensation deferred to the next and following years	54	78	12
Variable compensation - other
Income Statement Compensation Items [Table]
Variable compensation for the current year	241	229	220
Variable compensation deferred to the next and following years	430	397	374
Variable compensation - other | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation for the current year	169	191	126
Variable compensation deferred to the next and following years	237	215	181
Variable compensation - other | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation for the current year	71	38	94
Variable compensation deferred to the next and following years	193	182	192
Variable compensation - financial advisors
Income Statement Compensation Items [Table]
Variable compensation for the current year	4,508	4,860	4,091
Variable compensation deferred to the next and following years	3,942	3,419	3,106
Variable compensation - financial advisors | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation for the current year	3,799	4,175	3,378
Variable compensation deferred to the next and following years	1,290	1,097	822
Variable compensation - financial advisors | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation for the current year	709	685	713
Variable compensation deferred to the next and following years	2,652	2,323	2,284
of which: non-deferred cash
Income Statement Compensation Items [Table]
Variable compensation for the current year	3,481	3,853	3,154
Variable compensation deferred to the next and following years	0	0	0
of which: non-deferred cash | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation for the current year	3,481	3,858	3,154
Variable compensation deferred to the next and following years	0	0	0
of which: non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation for the current year	0	(6)	0
Variable compensation deferred to the next and following years	0	0	0
of which: deferred share-based awards
Income Statement Compensation Items [Table]
Variable compensation for the current year	166	157	119
Variable compensation deferred to the next and following years	302	269	214
of which: deferred share-based awards | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation for the current year	104	106	69
Variable compensation deferred to the next and following years	122	123	79
of which: deferred share-based awards | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation for the current year	62	51	50
Variable compensation deferred to the next and following years	180	146	135
of which: deferred cash-based awards
Income Statement Compensation Items [Table]
Variable compensation for the current year	400	372	316
Variable compensation deferred to the next and following years	1,224	806	738
of which: deferred cash-based awards | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation for the current year	185	170	133
Variable compensation deferred to the next and following years	588	311	271
of which: deferred cash-based awards | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation for the current year	215	202	183
Variable compensation deferred to the next and following years	636	495	467
of which : compensation commitments with recruited financial advisors
Income Statement Compensation Items [Table]
Variable compensation for the current year	461	479	502
Variable compensation deferred to the next and following years	2,416	2,344	2,155
of which : compensation commitments with recruited financial advisors | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation for the current year	29	41	22
Variable compensation deferred to the next and following years	580	662	473
of which : compensation commitments with recruited financial advisors | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation for the current year	432	438	480
Variable compensation deferred to the next and following years	1,836	1,682	1,682
UBS AG
Income Statement Compensation Items [Table]
Variable compensation for the current year	7,636	7,973	7,246
Variable compensation deferred to the next and following years	5,672	5,181	4,481
Variable compensation related to share-based compensation	680	631	666
Variable compensation related to share-based compensation - performance awards	457	419	498
Variable compensation related to share-based compensation - other variable compensation	56	56	49
Variable compensation related to share-based compensation - financial advisor variable compensation	166	157	119
Variable compensation related to share-based compensation recognized within other personnel expenses categories	80	77	88
Salaries related to share-based compensation	4	5	4
Social security related to share-based compensation	57	59	51
Personnel expenses related to share-based compensation - Equity Plus Plan	19	13	34
UBS AG | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation for the current year	6,304	6,863	5,765
Variable compensation deferred to the next and following years	2,101	2,074	1,732
UBS AG | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation for the current year	1,332	1,109	1,481
Variable compensation deferred to the next and following years	3,571	3,107	2,749
UBS AG | Variable compensation - performance awards
Income Statement Compensation Items [Table]
Variable compensation for the current year	2,910	2,916	2,953
Variable compensation deferred to the next and following years	1,312	1,373	1,011
UBS AG | Variable compensation - performance awards | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation for the current year	2,358	2,525	2,278
Variable compensation deferred to the next and following years	582	767	734
UBS AG | Variable compensation - performance awards | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation for the current year	552	391	675
Variable compensation deferred to the next and following years	730	606	277
UBS AG | Non-deferred cash
Income Statement Compensation Items [Table]
Variable compensation for the current year	2,003	2,128	1,920
Variable compensation deferred to the next and following years	0	0	0
UBS AG | Non-deferred cash | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation for the current year	2,012	2,136	1,948
Variable compensation deferred to the next and following years	0	0	0
UBS AG | Non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation for the current year	(9)	(8)	(29)
Variable compensation deferred to the next and following years	0	0	0
UBS AG | Deferred compensation awards
Income Statement Compensation Items [Table]
Variable compensation for the current year	907	788	1,034
Variable compensation deferred to the next and following years	1,312	1,373	1,011
UBS AG | Deferred compensation awards | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation for the current year	346	389	329
Variable compensation deferred to the next and following years	582	767	734
UBS AG | Deferred compensation awards | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation for the current year	561	399	704
Variable compensation deferred to the next and following years	730	606	277
UBS AG | of which: Equity Ownership Plan
Income Statement Compensation Items [Table]
Variable compensation for the current year	416	350	446
Variable compensation deferred to the next and following years	534	553	365
UBS AG | of which: Equity Ownership Plan | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation for the current year	191	175	131
Variable compensation deferred to the next and following years	294	374	298
UBS AG | of which: Equity Ownership Plan | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation for the current year	225	174	315
Variable compensation deferred to the next and following years	240	180	67
UBS AG | of which: Deferred Contingent Capital Plan
Income Statement Compensation Items [Table]
Variable compensation for the current year	334	285	448
Variable compensation deferred to the next and following years	634	608	459
UBS AG | of which: Deferred Contingent Capital Plan | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation for the current year	123	134	108
Variable compensation deferred to the next and following years	238	290	271
UBS AG | of which: Deferred Contingent Capital Plan | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation for the current year	211	151	339
Variable compensation deferred to the next and following years	395	318	189
UBS AG | of which: Long Term Incentive Plan
Income Statement Compensation Items [Table]
Variable compensation for the current year	41	69	52
Variable compensation deferred to the next and following years	70	79	55
UBS AG | of which: Long Term Incentive Plan | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation for the current year	11	51	41
Variable compensation deferred to the next and following years	30	48	46
UBS AG | of which: Long Term Incentive Plan | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation for the current year	30	17	11
Variable compensation deferred to the next and following years	40	32	9
UBS AG | of which: Fund Ownership Plan
Income Statement Compensation Items [Table]
Variable compensation for the current year	116	84	88
Variable compensation deferred to the next and following years	74	133	132
UBS AG | of which: Fund Ownership Plan | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation for the current year	21	29	49
Variable compensation deferred to the next and following years	20	56	120
UBS AG | of which: Fund Ownership Plan | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation for the current year	95	55	39
Variable compensation deferred to the next and following years	54	77	12
UBS AG | Variable compensation - other
Income Statement Compensation Items [Table]
Variable compensation for the current year	217	196	201
Variable compensation deferred to the next and following years	419	388	364
UBS AG | Variable compensation - other | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation for the current year	146	163	109
Variable compensation deferred to the next and following years	230	210	176
UBS AG | Variable compensation - other | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation for the current year	72	33	92
Variable compensation deferred to the next and following years	189	178	189
UBS AG | Variable compensation - financial advisors
Income Statement Compensation Items [Table]
Variable compensation for the current year	4,508	4,860	4,091
Variable compensation deferred to the next and following years	3,942	3,419	3,106
UBS AG | Variable compensation - financial advisors | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation for the current year	3,799	4,175	3,378
Variable compensation deferred to the next and following years	1,290	1,097	822
UBS AG | Variable compensation - financial advisors | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation for the current year	709	685	713
Variable compensation deferred to the next and following years	2,652	2,323	2,284
UBS AG | of which: non-deferred cash
Income Statement Compensation Items [Table]
Variable compensation for the current year	3,481	3,853	3,154
Variable compensation deferred to the next and following years	0	0	0
UBS AG | of which: non-deferred cash | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation for the current year	3,481	3,858	3,154
Variable compensation deferred to the next and following years	0	0	0
UBS AG | of which: non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation for the current year	0	(6)	0
Variable compensation deferred to the next and following years	0	0	0
UBS AG | of which: deferred share-based awards
Income Statement Compensation Items [Table]
Variable compensation for the current year	166	157	119
Variable compensation deferred to the next and following years	302	269	214
UBS AG | of which: deferred share-based awards | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation for the current year	104	106	69
Variable compensation deferred to the next and following years	122	123	79
UBS AG | of which: deferred share-based awards | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation for the current year	62	51	50
Variable compensation deferred to the next and following years	180	146	135
UBS AG | of which: deferred cash-based awards
Income Statement Compensation Items [Table]
Variable compensation for the current year	400	372	316
Variable compensation deferred to the next and following years	1,224	806	738
UBS AG | of which: deferred cash-based awards | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation for the current year	185	170	133
Variable compensation deferred to the next and following years	588	311	271
UBS AG | of which: deferred cash-based awards | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation for the current year	215	202	183
Variable compensation deferred to the next and following years	636	495	467
UBS AG | of which : compensation commitments with recruited financial advisors
Income Statement Compensation Items [Table]
Variable compensation for the current year	461	479	502
Variable compensation deferred to the next and following years	2,416	2,344	2,155
UBS AG | of which : compensation commitments with recruited financial advisors | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation for the current year	29	41	22
Variable compensation deferred to the next and following years	580	662	473
UBS AG | of which : compensation commitments with recruited financial advisors | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation for the current year	432	438	480
Variable compensation deferred to the next and following years	$ 1,836	$ 1,682	$ 1,682